UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22582

Western Asset Middle Market Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

FORM N-Q

JANUARY 31, 2016

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 94.4%
CONSUMER DISCRETIONARY - 18.6%
Hotels, Restaurants & Leisure - 8.8%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	$2,500,000	$1,893,750	(a)(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	4,000,000	3,480,000	(b)
Golden Nugget Escrow Inc., Senior Notes	8.500%	12/1/21	5,000,000	4,875,000	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	5,000,000	4,950,000	(a)(b)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	3,491,169	3,246,787	(a)
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	220,000	231,000	(a)

Total Hotels, Restaurants & Leisure				18,676,537

Household Durables - 2.3%
APX Group Inc., Senior Notes	8.750%	12/1/20	6,000,000	4,845,000	(b)

Media - 3.8%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	6,500,000	3,737,500	(a)(b)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	6,175,941	4,338,599	(a)(c)

Total Media				8,076,099

Multiline Retail - 0.7%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	2,410,000	1,542,400	(a)(c)

Specialty Retail - 1.6%
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	1,630,000	1,124,700	(a)(b)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	1,200,000	1,080,000	(a)(b)
HT Intermediate Holdings Corp., Senior Notes	12.000%	5/15/19	1,250,000	1,103,125	(a)(b)(c)

Total Specialty Retail				3,307,825

Textiles, Apparel & Luxury Goods - 1.4%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	3,020,000	2,929,400	(a)

TOTAL CONSUMER DISCRETIONARY				39,377,261

CONSUMER STAPLES - 5.3%
Beverages - 0.2%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	500,000	492,500	(a)(b)

Food & Staples Retailing - 2.1%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	4,750,000	4,340,312	(a)

Household Products - 1.1%
Sun Products Corp., Senior Notes	7.750%	3/15/21	2,500,000	2,300,000	(a)(b)

Tobacco - 1.9%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	5,000,000	3,981,250

TOTAL CONSUMER STAPLES				11,114,062

ENERGY - 12.2%
Energy Equipment & Services - 0.9%
Parker Drilling Co., Senior Notes	7.500%	8/1/20	1,550,000	1,088,875	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,500,000	735,000	(a)(b)

Total Energy Equipment & Services				1,823,875

Oil, Gas & Consumable Fuels - 11.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,000,000	1,505,000	(a)(b)
Bonanza Creek Energy Inc., Senior Notes	6.750%	4/15/21	2,000,000	795,000	(b)
Bonanza Creek Energy Inc., Senior Notes	5.750%	2/1/23	2,025,000	739,125	(b)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	3,500,000	2,432,500	(a)
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	6,860,000	1,029,000

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Linc USA GP/Linc Energy Finance USA Inc., Secured Notes	12.500%	10/31/17	$5,350,000	$107,000	(a)(c)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	6,090,000	1,552,950	*(d)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	2,900,000	413,250	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	4,465,000	2,522,725
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	4,088,000	2,473,240
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	210,000	122,850
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	2,607,000	1,499,025	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	3,070,000	2,962,550	(a)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	2,310,000	1,761,375	(b)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	1,190,000	919,275
RSP Permian Inc., Senior Notes	6.625%	10/1/22	2,000,000	1,790,000	(b)
Samson Investment Co., Senior Notes	9.750%	2/15/20	4,000,000	6,000	*(d)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	3,060,000	1,239,300

Total Oil, Gas & Consumable Fuels				23,870,165

TOTAL ENERGY				25,694,040

FINANCIALS - 6.3%
Consumer Finance - 3.7%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	4,695,000	4,601,100	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	4,500,000	3,262,500	(a)(b)

Total Consumer Finance				7,863,600

Real Estate Investment Trusts (REITs) - 1.3%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	3,000,000	2,662,500	(b)

Real Estate Management & Development - 1.3%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	2,000,000	1,750,000
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	1,000,000	957,500	(b)

Total Real Estate Management & Development				2,707,500

TOTAL FINANCIALS				13,233,600

HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 1.9%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,500,000	1,245,000	(a)(b)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	510,000	502,350	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	2,700,000	2,220,750	(b)

Total Health Care Equipment & Supplies				3,968,100

Health Care Providers & Services - 3.7%
BioScrip Inc., Senior Notes	8.875%	2/15/21	4,000,000	3,210,000
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	5,155,000	4,562,175	(b)

Total Health Care Providers & Services				7,772,175

TOTAL HEALTH CARE				11,740,275

INDUSTRIALS - 23.8%
Aerospace & Defense - 3.9%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	3,254,000	2,668,280	(a)(b)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	4,000,000	3,807,500	(a)(b)(e)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,872,000	1,778,400	(b)

Total Aerospace & Defense				8,254,180

Air Freight & Logistics - 0.9%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	2,250,000	1,991,250	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 3.0%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	$3,280,000	$2,574,800	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	4,650,000	3,754,875

Total Commercial Services & Supplies				6,329,675

Construction & Engineering - 8.6%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	5,000,000	3,537,500	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	5,000,000	4,862,500	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	4,500,000	3,847,500	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	5,240,625	3,720,844	(a)(b)(c)
Modular Space Corp., Secured Notes	10.250%	1/31/19	6,465,000	2,116,557	(a)(b)

Total Construction & Engineering				18,084,901

Electrical Equipment - 1.3%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	2,004,222	2,004,222	(c)(f)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	1,000,000	775,000	(a)(b)

Total Electrical Equipment				2,779,222

Marine - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	3,260,000	2,603,925	(a)

Road & Rail - 3.0%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	2,150,000	2,139,250	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	5,500,000	3,341,250	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,000,000	795,000	(a)(b)

Total Road & Rail				6,275,500

Trading Companies & Distributors - 0.5%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	1,500,000	1,102,500	(a)(b)

Transportation - 1.4%
JCH Parent Inc., Senior Notes	10.500%	3/15/19	5,020,488	2,962,088	(a)(b)(c)

TOTAL INDUSTRIALS				50,383,241

INFORMATION TECHNOLOGY - 5.4%
Electronic Equipment, Instruments & Components - 2.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	5,000,000	4,706,250	(b)

Internet Software & Services - 2.5%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	5,734,000	5,375,625	(a)(b)(c)

IT Services - 0.7%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	3,350,000	1,440,500	(a)(b)(e)

TOTAL INFORMATION TECHNOLOGY				11,522,375

MATERIALS - 11.3%
Chemicals - 4.2%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,500,000	1,312,500	(a)(b)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	6,271,000	5,816,353	(a)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	2,660,000	1,862,000	(a)(b)

Total Chemicals				8,990,853

Construction Materials - 0.7%
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	1,930,000	1,408,900	(a)(b)

Containers & Packaging - 1.5%
Consolidated Container Co., LLC/Consolidated Container Capital Inc., Senior Notes	10.125%	7/15/20	4,000,000	3,160,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 4.6%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	$6,000,000	$4,650,000	(a)(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	6,733,000	3,888,307	(b)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	1,395,000	1,095,075	(a)(b)

Total Metals & Mining				9,633,382

Paper & Forest Products - 0.3%
Appvion Inc., Secured Notes	9.000%	6/1/20	2,120,000	731,400	(a)(b)

TOTAL MATERIALS				23,924,535

TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.7%
Cogent Communications Holdings Inc., Senior Notes	5.625%	4/15/21	1,750,000	1,671,250	(a)(b)
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	680,000	663,850	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	840,000	812,700	(a)(b)
Intelsat Luxembourg SA, Senior Bonds	7.750%	6/1/21	2,000,000	880,000	(b)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,250,000	556,250	(a)
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,500,000	1,162,500	(b)

Total Diversified Telecommunication Services				5,746,550

Wireless Telecommunication Services - 1.9%
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	590,000	625,400	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	890,000	943,400	(a)(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	815,000	686,637
Sprint Corp., Senior Notes	7.875%	9/15/23	2,520,000	1,808,100

Total Wireless Telecommunication Services				4,063,537

TOTAL TELECOMMUNICATION SERVICES				9,810,087

UTILITIES - 1.3%
Independent Power and Renewable Electricity Producers - 1.3%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	2,922,883	2,809,622	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $265,033,713)				199,609,098

SENIOR LOANS - 22.8%
CONSUMER DISCRETIONARY - 4.0%
Diversified Consumer Services - 1.6%
Affinion Group Inc., Second Lien Term Loan	8.500%	10/31/18	4,000,000	3,378,000	(g)(h)

Household Durables - 1.3%
Libbey Glass Inc., Term Loan B	3.750%	4/9/21	2,969,849	2,880,754	(g)(h)

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	630,000	633,150	(g)(h)

Textiles, Apparel & Luxury Goods - 0.8%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	2,511,025	1,650,999	(g)(h)

TOTAL CONSUMER DISCRETIONARY				8,542,903

CONSUMER STAPLES - 6.2%
Food Products - 6.2%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	5,000,000	4,943,750	(g)(h)
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	4,000,000	3,800,000	(g)(h)
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	4,500,000	4,252,500	(g)(h)

TOTAL CONSUMER STAPLES				12,996,250

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	$1,365,000	$1,365,000	(g)(h)
Quicksilver Resources Inc., New Second Lien Term Loan	7.000%	6/21/19	3,000,000	742,500	*(d)(g)(h)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	2,985,000	1,791,000	(g)(h)

TOTAL ENERGY				3,898,500

FINANCIALS - 1.2%
Diversified Financial Services - 1.2%
BATS Global Markets Inc., Term Loan B2	5.750%	1/31/20	2,541,399	2,549,341	(g)(h)

HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000 - 8.500%	6/30/22	597,000	549,240	(g)(h)

Health Care Providers & Services - 1.6%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	3,500,000	3,298,750	(g)(h)

Pharmaceuticals - 1.4%
Akorn Inc., Term Loan B	6.000%	4/16/21	2,969,925	2,921,664	(g)(h)

TOTAL HEALTH CARE				6,769,654

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	492,500	446,533	(g)(h)

Marine - 1.7%
Commercial Barge Line Co., 2015 First Lien Term Loan	9.750%	11/12/20	4,000,000	3,560,000	(g)(h)

TOTAL INDUSTRIALS				4,006,533

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	4,000,000	3,830,000	(g)(h)

MATERIALS - 1.3%
Containers & Packaging - 0.9%
Hilex Poly Co., LLC, Second Lien Term Loan	9.750%	5/22/22	1,980,000	1,871,100	(g)(h)

Paper & Forest Products - 0.4%
NewPage Corp., DIP Term Loan	—	7/26/17	460,000	437,000	*(d)(f)(i)
NewPage Corp., Term Loan	9.500%	2/11/21	1,488,956	393,333	(g)(h)

Total Paper & Forest Products				830,333

TOTAL MATERIALS				2,701,433

UTILITIES - 1.4%
Electric Utilities - 1.4%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	3,682,175	3,037,794	(g)(h)

TOTAL SENIOR LOANS (Cost - $54,357,921)				48,332,408

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $319,391,634)				247,941,506

			SHARES
SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class	0.355%		1,372	1,372
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.170%		6,490,335	6,490,335

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,491,707)				6,491,707

TOTAL INVESTMENTS - 120.3% (Cost - $325,883,341#)				254,433,213
Liabilities in Excess of Other Assets - (20.3)%				(42,968,023)

TOTAL NET ASSETS - 100.0%				$211,465,190

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	The coupon payment on these securities is currently in default as of January 31, 2016.

(e)	Illiquid security.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	All or a portion of this loan is unfunded as of January 31, 2016. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding) in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on December 30, 2022. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term Investments†:
Corporate Bonds & Notes:
Industrials	—	$48,379,019	$2,004,222	$50,383,241
Other Corporate Bonds & Notes	—	149,225,857	—	149,225,857
Senior Loans:
Consumer Discretionary	—	5,028,999	3,513,904	8,542,903
Consumer Staples	—	—	12,996,250	12,996,250
Energy	—	742,500	3,156,000	3,898,500
Health Care	—	6,220,414	549,240	6,769,654
Industrials	—	446,533	3,560,000	4,006,533
Materials	—	2,264,433	437,000	2,701,433
Utilities	—	—	3,037,794	3,037,794
Other Senior Loans	—	6,379,341	—	6,379,341

Total Long-term Investments	—	$218,687,096	$29,254,410	$247,941,506

Short-term Investments†	$6,491,707	—	—	6,491,707

Total Investments	$6,491,707	$218,687,096	$29,254,410	$254,433,213

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	INDUSTRIALS	UTILITIES
Balance as of April 30, 2015	—	$2,170,000
Accrued premiums/discounts	$9,956	(4,260)
Realized gain (loss)	—	(139,439)
Change in unrealized appreciation (depreciation)[1]	90,044	8,699
Purchases	1,904,222	—
Sales	—	(2,035,000)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of January 31, 2016	$2,004,222	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2016[1]	$90,044	—

	SENIOR LOANS

INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	UTILITIES	TOTAL
Balance as of April 30, 2015	—	$11,283,092	$2,925,000	$3,513,125	$4,080,000	—	—	$23,971,217
Accrued premiums/discounts	$200	27,983	20,629	4,517	5,031	$156	—	64,212
Realized gain (loss)	—	151,011	(56,979)	36	(15,578)	—	—	(60,949)
Change in unrealized appreciation (depreciation)[1]	6,100	(387,777)	(826,150)	(259,188)	(309,453)	(156)	—	(1,677,881)
Purchases	626,850	991,250	4,033,500	592,500	3,800,000	437,000	—	12,385,322
Sales	—	(4,013,059)	(2,940,000)	(3,000)	(4,000,000)	—	—	(12,991,059)
Transfers into Level 3[2]	2,880,754	4,943,750	—	—	—	—	$3,037,794	10,862,298
Transfers out of Level 3[3]	—	—	—	(3,298,750)	—	—	—	(3,298,750)

Balance as of January 31, 2016	$3,513,904	$12,996,250	$3,156,000	$549,240	$3,560,000	$437,000	$3,037,794	$29,254,410

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2016[1]	$6,100	$(221,081)	$(883,137)	$(40,776)	$(246,497)	$(156)	—	$(1,295,503)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,211,454
Gross unrealized depreciation	(72,661,582)

Net unrealized depreciation	$(71,450,128)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2016